OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.9%
	EQUITY - 54.5%
6,500	Avantis U.S. Small Cap Value ETF	$ 627,445
16,641	Consumer Staples Select Sector SPDR Fund	1,308,149
24,804	Financial Select Sector SPDR Fund	1,198,777
4,900	Global X MSCI Argentina ETF	405,083
11,886	Global X US Infrastructure Development ETF	480,313
3,000	Invesco Nasdaq 100 ETF	631,350
6,696	iShares Core S&P Mid-Cap ETF	417,228
11,229	iShares Core S&P Small-Cap ETF	1,293,805
15,792	iShares MSCI ACWI ex U.S. ETF(a)	823,711
32,635	iShares MSCI USA Min Vol Factor ETF	2,897,662
5,379	iShares MSCI USA Quality Factor ETF	957,892
3,961	iShares S&P Mid-Cap 400 Growth ETF	360,174
3,651	iShares U.S. Aerospace & Defense ETF	530,673
8,317	JPMorgan Equity Premium Income ETF	478,477
12,800	Roundhill Magnificent Seven ETF	696,576
1,532	SPDR Dow Jones Industrial Average ETF Trust	651,866
8,700	SPDR S&P Bank ETF	482,589
842	SPDR S&P Emerging Markets SmallCap ETF	49,350
20,021	SPDR S&P Regional Banking ETF(a)	1,208,267
12,137	Utilities Select Sector SPDR Fund	918,650
11,149	Vanguard Extended Market ETF	2,118,087
8,900	Vanguard Growth ETF	3,652,916
7,543	Vanguard Mid-Cap Growth ETF	1,914,036
7,219	Vanguard S&P 500 ETF	3,889,669
7,900	Vanguard Small-Cap Growth ETF	2,212,474
7,538	Vanguard Small-Cap Value ETF	1,493,881
1,779	WisdomTree Japan Hedged Equity Fund(a)	196,206
		31,895,306
	FIXED INCOME - 24.4%
21,700	Eldridge BBB-B CLO ETF	584,815
18,644	First Trust Preferred Securities and Income ETF(a)	329,999
250,558	Invesco Senior Loan ETF	5,279,258
6,100	iShares CMBS ETF	287,920
7,761	iShares J.P. Morgan EM High Yield Bond ETF(a)	294,763

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.9% (Continued)
	FIXED INCOME - 24.4% (Continued)
12,600	Janus Henderson AAA CLO ETF	$ 638,946
4,936	Pacer Pacific Asset Floating Rate High Income ETF(a)	234,657
21,978	Principal Active High Yield ETF	421,538
42,539	SPDR Blackstone Senior Loan ETF	1,775,152
18,716	SPDR Bloomberg Convertible Securities ETF	1,457,789
7,396	SPDR Bloomberg High Yield Bond ETF(a)	706,096
96,621	SPDR Portfolio High Yield Bond ETF	2,267,695
		14,278,628

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,095,513)	46,173,934

	OPEN END FUNDS — 20.8%
	ALTERNATIVE - 1.4%
35,726	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	316,171
26,932	iMGP High Income Fund, Institutional Class	266,357
22,851	Payden Absolute Return Bond Fund, Class I	216,399
		798,927
	EQUITY - 14.4%
64,574	Datum One Series Trust - Brandes International, Class I	1,202,376
12,687	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	606,711
33,053	Integrity Dividend Harvest Fund, Class I	608,836
66,281	Schwab S&P 500 Index Fund	5,983,218
		8,401,141
	FIXED INCOME - 5.0%
53	American Century High Income Fund, Class I	459
34	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	319
51,505	JPMorgan Emerging Markets Debt Fund, Class I	319,333
44,142	Medalist Partners MBS Total Return Fund, Institutional Class	376,094
50	Metropolitan West Total Return Bond Fund, Class I	443
22,304	Nuveen Preferred Securities Fund, Class I	346,382
101,862	PIMCO Income Fund, Institutional Class	1,071,585
53	PIMCO Investment Grade Credit Bond Fund, Institutional Class	475
42	PIMCO Total Return Fund, Institutional Class	354

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 20.8% (Continued)
	FIXED INCOME - 5.0% (Continued)
89,457	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	$ 821,216
109	Putnam Floating Rate Income Fund, Class Y	874
13	TCW Emerging Markets Income Fund, Class I	82
		2,937,616

	TOTAL OPEN END FUNDS (Cost $11,137,507)	12,137,684

	SHORT-TERM INVESTMENTS — 5.3%
	COLLATERAL FOR SECURITIES LOANED - 5.1%
2,962,615	First American Government Obligations Fund, Class X, 4.41%(b)(d) (Cost $2,962,615)	2,962,615

	MONEY MARKET FUND - 0.2%
151,990	First American Government Obligations Fund, Class X, 4.41%(d) (Cost $151,990)	151,990

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,114,605)	3,114,605

	TOTAL INVESTMENTS - 105.0% (Cost $59,347,625)	$ 61,426,223
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(2,929,975)
	NET ASSETS - 100.0%	$ 58,496,248

ACWI	- All Country World Index
CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage-Backed Securities
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $2,891,049, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $2,962,615 at December 31, 2024.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.